Equity Incentive Plans - Narrative (Details) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Feb. 04, 2022 USD ($) day shares	Oct. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) plan shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jan. 01, 2023 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity plans | plan			4
Options granted (in shares)		150,000	0	0	7,818
Common stock reserved for issuance (in shares)					46,316,000
Options modified (in shares)	2,917,000
Options modified, expense | $	$ 1,366
Options outstanding (in shares)			3,681,000		3,851,000	5,765
Common stock, outstanding (in shares)	42,924,000		42,961,000		25,086,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value | $ / shares					$ 0.77	$ 0.54
Stock-based compensation expense | $			$ 1,924	$ 181
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value | $					$ 1,600	$ 280
Share based compensation arrangement by share based payment award options vested intrinsic value | $					$ 915	$ 770
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		0.96%			1.15%	0.63%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term		6 years 1 month 6 days			5 years 10 months 24 days	5 years 6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%			0.00%	0.00%
Class Three Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)		2.71
Market capitalization target, or or before fourth anniversary of closing of Business Combination | $		$ 1,000,000
Common stock, outstanding (in shares)					5,956,000
Service-based awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost | $			$ 1,800		$ 2,857
Unrecognized compensation cost, recognition period			1 year 1 month 13 days		11 months 19 days
Options outstanding (in shares)			2,576,000
Performance-based awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost | $			$ 577		$ 364
Unrecognized compensation cost, recognition period			1 year 6 months
Options outstanding (in shares)	1,458,000		817,000		1,458,298
Vesting percentage					33.33%
Performance-based awards | Vesting tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Revenue target one | $	$ 65,000				$ 75,000
Vesting percentage	50.00%
Revenue target percentage	90.00%
Performance-based awards | Vesting tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Revenue target two | $	$ 101,000				150,000
Vesting percentage	50.00%
Revenue target percentage	90.00%
Performance-based awards | Vesting tranche three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Revenue target three | $					$ 300,000
Market-based awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost | $			$ 680
Unrecognized compensation cost, recognition period			2 years 10 days
Options outstanding (in shares)	1,458,000		289,000		1,458,000
Market capitalization target, or or before fourth anniversary of closing of Business Combination | $	$ 1,000,000
Market capitalization target, threshold days | day	20
Market capitalization target, threshold consecutive days	30 days
Market-based awards | Vesting tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%
Market-based awards | Vesting tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)	4,502,000
Earn-Out Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)	571,000
2018 Leafly Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)		300,000
Common stock reserved for issuance (in shares)					17,751
Options outstanding (in shares)					3,000
Common stock, outstanding (in shares)					17,751
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares					$ 0.37	$ 0.3
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value with market condition | $ / shares					$ 1.28	$ 0
2018 Leafly Plan | Black Scholes Options Pricing Model [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value | $ / shares		$ 462
2018 Leafly Plan | Class Three Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)		2.71
2020 Stock Option Repricing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $						$ 220
Share-Based Payment Arrangement Granted and unexercised option share , repriced per share fair value						one-for-one basis to $0.36 per share
Share-Based Payment Arrangement Granted and unexercised option share , exercise price | $ / shares						$ 0.36
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, grant Unexercisable, Number | $						$ 1,979
2020 Stock Option Repricing | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Payment Arrangement Granted and unexercised option share , repriced per share | $ / shares						$ 1.58
2020 Stock Option Repricing | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Payment Arrangement Granted and unexercised option share , repriced per share | $ / shares						$ 0.77
Forecast | 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance, annual increase percentage							10.00%
Common stock reserved for issuance, annual increase (in shares)							4,502,000